Long-term debt (Details Narrative)	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Interest expense	$ 729,848	$ 1,274,998		$ 908,766
Unsecured [Member]
IfrsStatementLineItems [Line Items]
Maturity		matures on June 30, 2022	matures on June 30, 2022
Interest rate		0.00%
Loan received		$ 96,664		230,932
Interest expense		$ 28,123		$ 16,239
Discount rate		10.00%
Repayment of loans		$ 106,330	€ 90,000